Insurance Contracts - Summary of Unearned Premium Reserves (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unearned premium reserves [Line Items]
As at 1 January	¥ 10,367	¥ 7,857
Increase	11,762	10,367
Release	(10,367)	(7,857)
As at 31 December	11,762	10,367
Gross [member]
Unearned premium reserves [Line Items]
As at 1 January	10,492	7,944
Increase	12,289	10,492
Release	(10,492)	(7,944)
As at 31 December	12,289	10,492
Ceded [member]
Unearned premium reserves [Line Items]
As at 1 January	(125)	(87)
Increase	(527)	(125)
Release	125	87
As at 31 December	¥ (527)	¥ (125)